Fair Value of Financial Assets and Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value assumptions unobservable inputs	29.00%	37.00%